May 5, 2014

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

May 5, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Westcore Trust

1933 Act File No. 002-75677

1940 Act File No. 811-03373

Rule 497(j) certification

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that (i) the Prospectuses and Statements of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A filed on April 30, 2014 (the “Amendment”); and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission.

Please address any comments or questions to my paralegal, Allen French, at 720-917-0700.

Sincerely,

/s/ David T. Buhler

David T. Buhler

Secretary

Westcore Trust